UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-10467

Causeway Capital Management Trust

(Exact name of registrant as specified in charter)

11111 Santa Monica Boulevard, Suite 1500

Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-947-7000

Date of fiscal year end: September 30, 2013

Date of reporting period: June 30, 2013

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (000)*

June 30, 2013 (Unaudited)

Causeway International Value Fund	Number of Shares	Value

COMMON STOCK
Canada — 1.4%
Imperial Oil Ltd.	974,900	$37,218

France — 11.2%
AXA SA	1,337,140	26,359
BNP Paribas	1,012,803	55,446
GDF Suez SA	798,171	15,656
Legrand SA	964,270	44,708
Sanofi-Aventis SA	635,298	65,677
Technip SA	283,565	28,819
Total SA	1,130,825	55,233

		291,898

Germany — 11.8%
Bayer AG	359,858	38,314
Daimler AG	991,312	59,844
Deutsche Boerse AG	369,341	24,287
Deutsche Post AG	337,777	8,383
Linde AG	274,923	51,231
Muenchener Rueckversicherungs AG	141,539	26,002
SAP AG	446,112	32,576
Siemens AG	665,639	67,405

		308,042

Hong Kong — 2.7%
China Merchants Holdings International Co. Ltd.	4,946,000	15,300
CNOOC Ltd.	23,200,000	38,858
Yue Yuen Industrial Holdings Ltd.	6,542,033	16,906

		71,064

Ireland — 2.0%
Ryanair Holdings PLC ADR	622,100	32,057
Smurfit Kappa Group PLC	1,167,317	19,079

		51,136

Italy — 1.6%
Snam Rete Gas SpA	8,885,801	40,460

Japan — 13.8%
Bank of Yokohama Ltd.	2,130,000	10,988
Hitachi Ltd.	4,090,000	26,207
JGC Corp.	1,754,000	63,166

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2013 (Unaudited)

Causeway International Value Fund	Number of Shares	Value

Japan — (continued)
KDDI Corp.	1,571,800	$81,849
Shin-Etsu Chemical Co. Ltd.	762,800	50,486
Sumitomo Mitsui Financial Group Inc.	521,600	23,875
Tokyo Electron Ltd.	493,000	24,926
Toyota Motor Corp.	1,314,000	79,257

		360,754

Netherlands — 7.0%
Akzo Nobel NV	1,469,131	82,897
PostNL NV1	4,476,007	12,472
Reed Elsevier NV	5,255,270	87,524

		182,893

Portugal — 0.3%
EDP – Energias de Portugal SA	2,095,653	6,760

Singapore — 2.5%
Sembcorp Industries Ltd.	5,284,000	20,558
SembCorp Marine Ltd.	9,626,000	32,620
Singapore Airlines Ltd.	1,419,000	11,326

		64,504

South Korea — 1.9%
KT&G Corp.	576,749	37,423
SK Telecom Co., Ltd.	63,180	11,619

		49,042

Spain — 1.1%
Tecnicas Reunidas SA	588,370	27,026

Sweden — 1.2%
Skandinaviska Enskilda Banken AB, Class A	3,241,000	30,942

Switzerland — 10.1%
Givaudan SA	35,448	45,677
Novartis AG	995,866	70,538
Roche Holding AG	190,911	47,383
UBS AG	3,788,805	64,311
Zurich Insurance Group AG	132,017	34,220

		262,129

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2013 (Unaudited)

Causeway International Value Fund	Number of Shares/Face Amount (000)	Value

United Kingdom — 26.2%
Aviva PLC	8,249,536	$42,520
Balfour Beatty PLC	7,555,069	27,314
Barclays PLC	10,060,242	42,844
BG Group PLC	2,674,263	45,447
British American Tobacco PLC	1,287,140	66,017
Carnival PLC	369,146	12,831
HSBC Holdings PLC	6,346,121	65,779
International Consolidated Airlines Group SA1	7,374,863	29,578
Lloyds Banking Group PLC[1]	33,408,100	32,083
Michael Page International PLC	3,490,562	19,744
Petrofac Ltd.	1,919,712	34,945
Rexam PLC	4,187,871	30,392
Rio Tinto PLC	988,039	40,183
Rolls-Royce Group PLC	2,118,061	36,470
Royal Dutch Shell PLC, Class A	1,394,192	44,536
TESCO PLC	11,997,850	60,419
Vodafone Group PLC	18,746,094	53,721

		684,823

Total Common Stock
(Cost $2,260,339) — 94.8%		2,468,691

SHORT-TERM INVESTMENT
BNY Mellon Cash Reserve, Demand Deposit 0.010%, 07/01/13**	$109,972	109,972

Total Short-Term Investment
(Cost $109,972) — 4.2%		109,972

Total Investments — 99.0%
(Cost $2,370,311)‡		2,578,663

Other Assets in Excess of Liabilities — 1.0%		26,599

Net Assets — 100.0%		$2,605,262

*	Except for share data.
**	The rate reported is the 7-day simple yield as of June 30, 2013.
1	Non-income producing security.

SCHEDULE OF INVESTMENTS (000) (concluded)

June 30, 2013 (Unaudited)

‡	At June 30, 2013, the tax basis cost of the Fund’s investments was $2,370,311 and the unrealized appreciation and depreciation were $350,659 and ($142,307), respectively.

ADR	American Depositary Receipt

The following is a summary of the inputs used as of June 30, 2013, in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2†	Level 3	Total
Common Stock
Canada	$37,218	$—	$—	$37,218
France	—	291,898	—	291,898
Germany	—	308,042	—	308,042
Hong Kong	—	71,064	—	71,064
Ireland	32,057	19,079	—	51,136
Italy	—	40,460	—	40,460
Japan	—	360,754	—	360,754
Netherlands	—	182,893	—	182,893
Portugal	—	6,760	—	6,760
Singapore	—	64,504	—	64,504
South Korea	—	49,042	—	49,042
Spain	—	27,026	—	27,026
Sweden	—	30,942	—	30,942
Switzerland	—	262,129	—	262,129
United Kingdom	—	684,823	—	684,823

Total Common Stock	69,275	2,399,416	—	2,468,691
Short-Term Investment
United States	109,972	—	—	109,972

Total Investments in Securities	$179,247	$2,399,416	$—	$2,578,663

†	Represents securities trading primarily outside the United States, the values of which were adjusted as a result of significant market movements following the close of local trading.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the reporting period. Changes in the classification between Levels 1 and 2 occur primarily when foreign equity securities are fair valued using other observable market–based inputs in place of closing exchange prices due to events occurring after foreign market closures.

Amounts designated as “—” are $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-001-1800

Item 2.	Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that such disclosure controls and procedures are adequately designed, and are operating effectively to ensure that information required to be disclosed by the registrant in the reports it files or submits under the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as such term is defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Causeway Capital Management Trust

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President

Date: August 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President

Date: August 26, 2013

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson, Treasurer

Date: August 26, 2013